Maturities of Long-term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2013	¥ 911,395
2014	714,552
2015	572,069
2016	312,907
2017	479,594
After five years	155,879
Long Term Debt, Maturities, Repayments of Principal after Year One, Total	2,235,001
Total	¥ 3,146,396	¥ 3,005,695